Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Investments In Principal Subsidiaries Associates And Joint Ventures [Abstract]
Summary of Investments in Associates and Joint Ventures
8 Investments in associates and joint ventures

Investments in associates and joint ventures
2019	Interestheld (%)	Fair valueof listedinvest-ments	Balancesheetvalue	Totalassets	Totalliabilities	Totalincome	Totalexpenses
TMB Public Company Limited	23	1,109	1,509	55,804	49,974	1,145	891
Other investments in associates and joint ventures			281
			1,790

Investments in associates and joint ventures
2018	Interestheld (%)	Fair valueof listedinvest-ments	Balancesheetvalue	Totalassets	Totalliabilities	Totalincome	Totalexpenses
TMB Public Company Limited	30	776	991	23,494	20,884	1,055	722
Other investments in associates and joint ventures			212
			1,203

Summary of Changes in Investments in Associates and Joint ventures
Changes in Investments in associates and joint ventures
	2019	2018
Opening balance	1,203	1,088
Effect of change in accounting policy due to the implementation of IFRS 9		–28
Additions	507	97
Transfers to and from Investments/Other assets and liabilities	4	5
Revaluations	–18	–2
Share of results	82	146
Dividends received	–58	–30
Disposals	–10	–116
Impairments	–34	–3
Exchange rate differences	113	47
Closing balance	1,790	1,203